Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Entity Central Index Key	0001390204
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000238442 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Securitized Credit Managed Accounts Portfolio
Class Name	Nuveen Securitized Credit Managed Accounts Portfolio
Trading Symbol	NNSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Securitized Credit Managed Accounts Portfolio returned 5.15% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Bloomberg U.S. Securitized Index, which returned 3.45%.

•  Top contributors to relative performance

•  Mortgage allocation, including residential mortgage-backed securities (MBS) and an out-of-benchmark allocation to mortgage credit risk transfer (CRT) securities issued by government-sponsored enterprises.

•  Security selection within asset-backed securities (ABS), including a higher allocation to esoteric ABS.

•  An overweight to commercial mortgage-backed securities (CMBS).

•  Top detractors from relative performance

•  Higher-quality bias of Fund holdings.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Securitized Credit Managed Accounts Portfolio at NAV	5.15%	7.22%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.95%

Bloomberg U.S. Securitized Index	3.45%	4.95%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 43,252,104
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$43,252,104

Total number of portfolio holdings	169

Portfolio turnover (%)	36%

Total management fees paid for the year	$0

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000238439 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Class Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Trading Symbol	NEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Managed Accounts Portfolio returned 7.14% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund underperformed the JP Morgan EMBI Global Diversified Index, which returned 9.32%.

•
Top contributors to relative performance

•
Security selection in Brazilian and Israeli corporate bonds.

•
Shorter-duration positioning relative to the benchmark.

•
Underweight to lower-beta, quasi-sovereign debt in China.

•
Top detractors from relative performance

•
Underweight to high yield bonds, which are limited to 30% in the Fund’s policies.

•
Lack of exposure to distressed sovereign issuers, including Argentina, Ecuador, Lebanon and El Salvador.

•
Security selection in Mexican debt, as Pemex (rated B3/BBB/B+ by Moody’s/S&P/Fitch as of 7/31/25) rallied considerably due to rumors of the government preparing a financial support package.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV	7.14%	8.84%

JP Morgan EMBI Global Diversified Index	9.32%	11.85%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 27,895,686
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$27,895,686

Total number of portfolio holdings	126

Portfolio turnover (%)	39%

Total management fees paid for the year	$0

Holdings [Text Block]

(1) The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000238441 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Class Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Trading Symbol	NISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$1	0.01%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Managed Accounts Portfolio returned 9.90% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark, which returned 9.25%. The Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark consists of: 1) 60% ICE US Institutional Capital Securities Index, 2) 40% ICE USD Contingent Capital Index.

•  Top contributors to relative performance

•  Security selection in the banking and insurance industries.

•  Top detractors from relative performance

•  Security selection in the natural gas industry.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Preferred Securities and Income Managed Accounts Port. at NAV	9.90%	9.90%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.95%

ICE US Institutional Capital Securities Index	8.45%	10.41%

Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark	9.25%	9.78%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 18,012,664
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$18,012,664

Total number of portfolio holdings	92

Portfolio turnover (%)	44%

Total management fees paid for the year	$ 0

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000219780 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Managed Accounts Portfolio
Class Name	Nuveen Core Impact Bond Managed Accounts Portfolio
Trading Symbol	NCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Managed Accounts Portfolio returned 4.60% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.38%.

•  Top contributors to relative performance

•  Overweights to corporate bonds, commercial mortgage-backed securities (CMBS) and government related-credit.

•  Underweights to U.S. Treasury bonds and mortgage-backed securities (MBS).

•  Overweight to emerging markets government related-agency securities.

•  Security selection within CMBS.

•  Top detractors from relative performance

•  Yield curve positioning, specifically an underweight to two‑year key rate duration.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (7/9/20)

Nuveen Core Impact Bond Managed Accounts Portfolio at NAV	4.60%	(1.03)%	(0.95)%

Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	(0.90)%

Performance Inception Date	Jul. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 19,086,762
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$19,086,762

Total number of portfolio holdings	130

Portfolio turnover (%)	77%

Total management fees paid for the year	$ 0

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000248080 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Class Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Trading Symbol	NUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Municipal Managed Accounts Portfolio returned 2.71% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund underperformed the SIFMA Municipal Swap Index, which returned 3.38%.

•  Primary performance drivers impacting relative yield

•  Shorter-duration positioning, specifically with more daily than weekly putable securities.

•  Overweight to positions in the AAA‑ and AA‑rated categories.

•  Overweight to positions with enhancement features that added another level of security to the bond’s underlying credit quality.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (2/29/24)

Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV	2.71%	2.90%

S&P Municipal Bond Index	0.44%	1.09%

SIFMA - Municipal Swap Index	3.38%	3.41%

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$10,000,000

Total number of portfolio holdings	33

Portfolio turnover (%)	0%

Total management fees paid for the year	$0

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000238440 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Managed Accounts Portfolio
Class Name	Nuveen High Yield Managed Accounts Portfolio
Trading Symbol	NMYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Managed Accounts Portfolio returned 8.53% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.56%.

•  Top contributors to relative performance

•  Security selection within the telecommunications and retail industries.

•  Security selection within the capital goods and gas distribution industries.

•  Security selection within BB‑rated bonds.

•  Top detractors from relative performance

•  Security selection within the leisure and consumer goods industries.

•  Security selection within the rail sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen High Yield Managed Accounts Portfolio at NAV	8.53%	9.58%

Bloomberg U.S. Aggregate Bond Index	3.38%	4.95%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.56%	9.35%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 17,851,057
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$17,851,057

Total number of portfolio holdings	208

Portfolio turnover (%)	70%

Total management fees paid for the year	$0

Holdings [Text Block]

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000048022 [Member]
Shareholder Report [Line Items]
Fund Name	Municipal Total Return Managed Accounts Portfolio
Class Name	Municipal Total Return Managed Accounts Portfolio
Trading Symbol	NMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$1	0.01%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Municipal Total Return Managed Accounts Portfolio returned ‑0.69% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Bloomberg 7‑Year Municipal Bond Index, which returned 3.45%.

•  Top contributors to relative performance

•  Overweights to the hospital and housing sectors.

•  Underweights to the industrial development revenue/pollution control revenue and state general obligation sectors.

•  Top detractors from relative performance

•  Longer-maturity positioning than the index.

•  Longer-duration positioning than the index.

•  Overweight to BB‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10‑Year

Municipal Total Return Managed Accounts Portfolio at NAV	(0.69)%	(0.20)%	2.39%

Bloomberg Municipal Bond Index	0.00%	0.13%	2.11%

Bloomberg 7 Year Municipal Bond Index	3.45%	0.68%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,501,667,972
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2025)

Fund net assets	$1,501,667,972

Total number of portfolio holdings	688

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 0

Holdings [Text Block]

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[2]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[3]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[4]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[5]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[6]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[7]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.